Offerings	Dec. 23, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share(1)
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	The registration fee is based on an estimate of the maximum aggregate offering price for the Common Shares pursuant to Rule 457(o) of the U.S. Securities Act of 1933 (the "Securities Act"). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Share Purchase Warrants(2)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the Warrants and Representative Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying Common Share Purchase Warrants(3)
Maximum Aggregate Offering Price	$ 5,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 759.55
Offering Note	Based on an assumed per-share exercise price for the Warrants of 110% of the public offering price per unit in this offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative Warrants to purchase Common Shares(2)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the Warrants and Representative Warrants registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying Representative Warrants(4)
Maximum Aggregate Offering Price	$ 300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.43
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Representative Warrants are exercisable for a number of common shares that is equal to 5.0% of the number of units sold in this offering, at a per share exercise price equal to 120% of the public offering price per unit.